Equity (Details) R$ / shares in Units, R$ in Thousands																														6 Months Ended	12 Months Ended
	May 18, 2026 BRL (R$) shares	May 15, 2026 BRL (R$) R$ / shares shares	Feb. 18, 2026 BRL (R$) R$ / shares shares	Feb. 13, 2026 BRL (R$)	Jan. 14, 2026 BRL (R$) R$ / shares shares	Jan. 13, 2026 BRL (R$)	Jan. 12, 2026 BRL (R$)	Jan. 06, 2026 BRL (R$) R$ / shares shares	Dec. 29, 2025 BRL (R$) R$ / shares shares	Dec. 24, 2025 BRL (R$)	Nov. 26, 2025 BRL (R$)	Nov. 25, 2025 BRL (R$) R$ / shares shares	Sep. 26, 2025 BRL (R$) shares	Sep. 25, 2025 BRL (R$) R$ / shares shares	Sep. 23, 2025 BRL (R$)	Jul. 23, 2025 BRL (R$) R$ / shares shares	Jul. 21, 2025 BRL (R$)	Jun. 19, 2025 € / shares shares	May 29, 2025 BRL (R$) shares	May 28, 2025 BRL (R$) R$ / shares shares	May 27, 2025 BRL (R$)	Apr. 30, 2025 BRL (R$) R$ / shares shares	Apr. 29, 2025 BRL (R$)	Apr. 28, 2025 BRL (R$)	Mar. 27, 2025 BRL (R$) shares	Mar. 26, 2025 BRL (R$) R$ / shares shares	Mar. 25, 2025 BRL (R$)	Feb. 27, 2025 BRL (R$) R$ / shares shares	Feb. 26, 2025 BRL (R$)	Jun. 30, 2026 shares	Dec. 31, 2025 € / shares shares	Jan. 13, 2026 $ / shares shares
Amount invested | R$	R$ 8,101,098			R$ 1,500,000	R$ 37,019	R$ 37,160	R$ 37,160	R$ 9,000	R$ 1,800	R$ 20,000	R$ 360,000	R$ 360,000	R$ 150,000		R$ 149,358		R$ 108,442		R$ 49,973	R$ 50,164	R$ 49,989	R$ 121,154	R$ 122,073	R$ 125,524	R$ 50,000		R$ 50,290	R$ 321,750	R$ 319,901
Issuance of shares (in Shares)																														129,587,543	200
Par value (in Brazil Real per share) | (per share)		R$ 1	R$ 1		R$ 1			R$ 1	R$ 1			R$ 1		R$ 1		R$ 1		€ 0.005		R$ 1		R$ 1				R$ 1		R$ 1			€ 0.005	$ 1
Percentage of share capital holdings											100.00%							9.50%
Voting rights per share																															1
Registered shares (in Shares)																																37,160,691
Percentage of award granted																														20.00%
Bottom of Range [Member]
Stock split (in Shares)																															1
Top of Range [Member]
Stock split (in Shares)																															200
PicS Holding [Member]
Amount invested | R$		R$ 8,101	R$ 1,500,000											R$ 150,394		R$ 108,317						R$ 121,616				R$ 50,775		R$ 321,490
Issuance of shares (in Shares)	154,087,049	8,101	1,500,000,000													108,317,593		1								50,774,638		321,489,832
Percentage of share capital holdings																															4.00%
PicPay Bank [Member]
Amount invested | R$			R$ 1,500,000													R$ 107,906
Issuance of shares (in Shares)			725,025,763																21,777,231			49,627,302
Mr. Albino Andrade De Pinho [Member]
Percentage of share capital holdings																		0.50%
Transfer of share (in Shares)																		1
Nosso Time Igaming Ltda [Member]
Issuance of shares (in Shares)					37,019,279
Zem Collection Ltda [Member]
Issuance of shares (in Shares)								9,000
Sale and Purchase Agreement [Member]
Issuance of shares (in Shares)																															1
Share Capital [Member]
Issuance of shares (in Shares)									1,800,000			360,000,000	60,880,607	150,000,000		46,423,381		1		50,163,586		121,616,277			31,643,364			88,121,683
Non-Controlling Interest [Member]
Vesting period																														5 years